Average Annual Total Returns - PSF PGIM Jennison Growth Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 5 Years	Class II 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	56.20%	22.86%	18.60%	55.57%	22.37%	18.13%	18.40%	15.21%	13.87%	38.49%	21.00%	17.21%